                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.
________________________________________________________________________________

 1.   Name and address of issuer:

      AIM FUNDS GROUP
      11 GREENWAY PLAZA, SUITE 1919
      HOUSTON, TEXAS 77046
________________________________________________________________________________

 2.   Name of each series or class of funds for which this notice is filed:

      AIM BALANCED FUND - CLASS A SHARES
      AIM BALANCED FUND - CLASS B SHARES
      AIM GLOBAL UTILITIES FUND - CLASS A SHARES
      AIM GLOBAL UTILITIES FUND - CLASS B SHARES
      AIM GROWTH FUND - CLASS A SHARES
      AIM GROWTH FUND - CLASS B SHARES
      AIM INCOME FUND - CLASS A SHARES
      AIM INCOME FUND - CLASS B SHARES
      AIM INTERMEDIATE GOVERNMENT FUND - CLASS A SHARES
      AIM INTERMEDIATE GOVERNMENT FUND - CLASS B SHARES
      AIM HIGH YIELD FUND - CLASS A SHARES
      AIM HIGH YIELD FUND - CLASS B SHARES
      AIM MONEY MARKET FUND - CLASS A SHARES
      AIM MONEY MARKET FUND - CLASS B SHARES
      AIM MONEY MARKET FUND - CLASS C SHARES
      AIM MUNICIPAL BOND FUND - CLASS A SHARES
      AIM MUNICIPAL BOND FUND - CLASS B SHARES
      AIM VALUE FUND - CLASS A SHARES
      AIM VALUE FUND - CLASS B SHARES
________________________________________________________________________________

 3.   Investment Company Act File Number: 811-1540
      Securities Act File Number: 2-27334
________________________________________________________________________________

 4.   Last day of fiscal year for which this notice is filed: DECEMBER 31, 1995
________________________________________________________________________________

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:                                          [    ]
________________________________________________________________________________

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
________________________________________________________________________________

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                   2,548,380                 $32,721,199
________________________________________________________________________________

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                   0
________________________________________________________________________________

 9.  Number and aggregate sale price of securities sold during the fiscal year:

                              5,126,110,251     $10,873,855,680
________________________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              5,123,561,871     $10,841,134,481
________________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
________________________________________________________________________________

 12. Calculation of registration fee:

         (i)  Aggregate sale price of securities sold during the fiscal
              year in reliance of rule 24f-2 (from Item 10):                            $10,841,134,481
                                                                                        ---------------
        (ii)  Aggregate price of shares issued in connection with dividend
              reinvestment plan (from Item 11, if applicable):                          +
                                                                                        ---------------

       (iii)  Aggregate price of shares redeemed or repurchased during The
              fiscal year (if applicable):                                              - 6,242,560,538
                                                                                        ---------------

        (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                                        +
                                                                                        ---------------

         (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):
                                                                                        $ 4,598,573,943
                                                                                        ---------------

        (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of
              1933 or other applicable law or regulation (see Instruction
              C.6):                                                                     x   1/2900
                                                                                        ---------------

       (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:                   $  1,585,715.15
                                                                                        ===============


 Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
________________________________________________________________________________

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                              [ XX ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 02-23-96
________________________________________________________________________________

                                  SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)* /s/ DANA R. SUTTON
                                -----------------------------------
                                Vice President & Assistant Treasurer
                                ------------------------------------
      Date:   February 26, 1996
            ---------------------
            * Please print the name and title of the signing officer below the signature.